October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.2%
TimberHp By Go Lab, Inc.(a)(b)	40,542	$ 272,037
Total Common Stocks — 0.2% (Cost: $ — )		272,037

	Par (000)
Municipal Bonds
Alabama — 5.6%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(c)(d)	$500	514,681
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(c)	535	557,458
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	320	337,171
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(c)	285	312,966
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	1,040	1,147,050
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	1,620	1,571,589
Series B, AMT, 4.75%, 12/01/54	650	606,678
Southeast Energy Authority A Cooperative District, RB(c)
Series A, 4.00%, 11/01/51	1,300	1,329,673
Series A, 5.00%, 01/01/56	500	535,257
Series A-1, 5.50%, 01/01/53	470	509,366
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(d)	160	161,036
		7,582,925
Arizona — 5.1%
Arizona Industrial Development Authority, Refunding RB(d)
5.50%, 07/01/52	855	800,278
Series A, 5.13%, 07/01/37	360	361,196
Series A, 5.38%, 07/01/50	925	914,634
Series G, 5.00%, 07/01/47	135	128,606
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(d)	1,255	1,209,913
Industrial Development Authority of the County of Pima, Refunding RB(d)
4.00%, 06/15/51	955	752,955
5.00%, 07/01/56	225	178,975
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(d)	735	625,467
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	377,328
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	793,313
Sierra Vista Industrial Development Authority, RB(d)
5.75%, 06/15/53	510	513,404
6.38%, 06/15/64	235	241,089
		6,897,158
Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(d)	600	646,404
California — 9.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	126,275
Security	Par (000)	Value
California (continued)
California Enterprise Development Authority, RB, 8.00%, 11/15/62(d)	$205	$ 203,410
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(c)(d)	660	669,812
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(c)(d)	5,315	4,252,000
California Municipal Finance Authority, RB, M/F Housing, Series A-S, Subordinate, 8.00%, 09/01/55(c)(d)	265	271,533
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	825	775,516
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	725	496,381
Mezzanine Lien, 4.00%, 03/01/57	330	243,834
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	109,806
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	6,795	719,669
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(d)(f)	830	403,411
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	603,893
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(e)	1,800	873,809
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	872,740
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(e)	3,725	2,373,963
		12,996,052
Colorado — 8.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(d)	275	272,637
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	289,498
Series D, AMT, 5.75%, 11/15/45	790	852,945
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(d)	1,065	1,178,329
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	158,057
5.50%, 11/01/47	90	94,856
5.25%, 11/01/52	220	227,088
Series A, 5.00%, 05/15/35	140	129,093
Series A, 5.00%, 05/15/49	290	214,579
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	474,735
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	890	884,064
Series B, 8.00%, 12/15/54	228	228,663
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,555,997
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	518,480
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	497,248
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(d)	500	493,013
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	500	503,612

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	$500	$ 501,331
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	396,593
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(e)	1,717	1,066,826
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	500	467,133
		11,004,777
Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(d)	160	132,859
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	155	158,121
Series A, 6.25%, 10/01/60	110	110,050
		401,030
Delaware(d) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	444	446,327
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	101,130
5.63%, 07/01/53	100	101,778
		649,235
District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(e)	310	71,830
District of Columbia, TA, 5.13%, 06/01/41	590	590,398
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	774,964
		1,437,192
Florida — 16.4%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(c)(d)	250	261,876
Antillia Community Development District, SAB, 5.88%, 05/01/54	95	96,774
Bella Tara Community Development District, SAB
5.88%, 05/01/45	130	134,678
6.13%, 05/01/56	195	202,143
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	110	108,347
Brevard County Health Facilities Authority, Refunding RB(d)
4.00%, 11/15/29	100	97,311
4.00%, 11/15/33	625	592,053
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	148,235
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	185	187,930
Series A-2, 4.60%, 05/01/31	300	305,679
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(d)	1,290	1,093,370
Series A, 5.75%, 06/01/54(d)	450	377,886
Series B, 0.00%, 01/01/60(e)	3,000	265,852
Capital Trust Agency, Inc., RB, CAB(d)(e)
0.00%, 07/01/61	5,995	529,626
Subordinate, 0.00%, 01/01/61	5,470	451,541
Capital Trust Authority, Refunding RB(d)
Series A, 4.75%, 06/15/40	100	96,280
Series A, 5.13%, 06/15/50	100	91,538
Security	Par (000)	Value
Florida (continued)
Capital Trust Authority, Refunding RB(d) (continued)
Series A, 5.25%, 06/15/59	$100	$ 91,136
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,052,294
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	95	96,365
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	357,585
County of Okaloosa Florida, RB, 5.75%, 05/15/55(d)	190	192,952
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/47	745	234,469
Series A-2, 0.00%, 10/01/48	525	155,492
Series A-2, 0.00%, 10/01/52	435	102,297
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	100	101,640
Curiosity Creek Community Development District, SAB(d)
5.40%, 05/01/44	50	50,215
5.70%, 05/01/55	80	80,136
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	2,081,110
Florida Development Finance Corp., RB(d)
5.25%, 06/01/55	525	486,588
Series B, 4.50%, 12/15/56	705	465,716
Series C, 5.75%, 12/15/56	250	182,145
Class A, AMT, 4.38%, 10/01/54(c)	310	314,645
Series A, AMT, 0.00%, 07/15/59(b)(c)(g)	860	404,200
Florida Development Finance Corp., Refunding RB
AMT, 0.00%, 07/15/32(b)(c)(d)(g)	550	258,500
AMT, (AGM), 5.00%, 07/01/44	1,010	1,005,543
AMT, (AGM), 5.25%, 07/01/47	300	298,454
Florida Local Government Finance Commission, RB, 6.75%, 11/15/55(d)	525	545,831
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	605	615,233
Hammock Oaks Community Development District, SAB, 6.15%, 05/01/54	120	122,417
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	102,412
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	40	41,484
5.88%, 06/15/55	50	51,449
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	115	119,138
6.13%, 05/01/56	100	103,663
Lakes of Sarasota Community Development District, SAB
3.90%, 05/01/41	285	261,191
Series B-1, 4.13%, 05/01/41	200	187,377
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	315,175
6.30%, 05/01/54	118	123,979
Series 1B, 4.75%, 05/01/29	235	239,371
Series 1B, 5.30%, 05/01/39	310	316,358
Series 1B, 5.45%, 05/01/48	550	557,347
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	130	130,858
Marion Ranch Community Development District, SAB, 5.95%, 05/01/54	140	142,843
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	60	61,583
Series A, 6.00%, 05/01/54	65	66,625
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	$460	$ 483,554
Ormond Crossings West Community Development District(h)
11/01/47	100	100,032
11/01/57	100	99,990
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	103,390
6.05%, 05/01/54	115	118,886
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	249,595
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(d)	120	117,169
Sunrise Community Development District, SAB, 5.63%, 05/01/45(d)	400	396,297
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	273,980
5.13%, 05/01/54	280	272,609
Trout Creek Community Development District, SAB
5.00%, 05/01/28	100	101,567
5.50%, 05/01/49	570	575,359
Village Community Development District No. 14, SAB
5.38%, 05/01/42	390	402,265
5.50%, 05/01/53	285	290,148
Village Community Development District No. 16, SAB, 05/01/45(h)	400	399,528
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	365	375,564
West Villages Improvement District, SAB
4.75%, 05/01/39	220	220,511
5.00%, 05/01/50	450	444,787
		22,182,166
Georgia — 5.8%
Atlanta Development Authority, TA(d)
Series A, 5.00%, 04/01/34	230	234,780
Series A, 5.50%, 04/01/39	355	364,719
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(d)	100	98,098
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	110	72,171
Main Street Natural Gas, Inc., RB(c)
Series A, 5.00%, 06/01/53	3,500	3,710,510
Series B, 5.00%, 12/01/52	1,230	1,291,957
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.56%, 12/01/53(c)	1,605	1,662,321
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	466,317
		7,900,873
Illinois — 8.8%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	865	904,231
Series C, 5.25%, 12/01/35	270	269,995
Series D, 5.00%, 12/01/46	1,035	939,139
Series H, 5.00%, 12/01/36	935	929,929
Chicago Board of Education, Refunding GO
Series B, 12/01/44(h)	440	455,479
Series C, 5.00%, 12/01/34	940	940,023
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	578,523
City of Chicago Illinois, GO, Series A, 6.00%, 01/01/50	680	713,309
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	$595	$ 607,399
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	250	249,656
6.63%, 06/01/55	460	461,631
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	750	755,194
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(d)	130	132,174
Series A, 4.00%, 07/15/47	1,815	1,656,362
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	665	713,008
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	463,079
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	555	552,558
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	354,534
Series B, 5.00%, 06/15/52	225	224,074
		11,900,297
Indiana — 0.4%
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	576,735
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,682,737
Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	565	640,611
Louisiana(d) — 0.2%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59	200	200,842
Series A, 6.50%, 06/01/62	105	94,863
		295,705
Maine — 1.0%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	75	38,467
Series A, AMT, 8.50%, 06/01/32	75	38,526
AMT, Sustainability Bonds, 8.50%, 06/01/35	340	173,573
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(c)(d)	175	176,709
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	1,100	958,252
		1,385,527
Maryland — 1.5%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	121,475
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	381,674
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	1,480	1,509,624
		2,012,773
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB
Series A, 5.00%, 01/01/47	860	836,696
Series A-1, 6.38%, 07/15/45(d)	375	379,431

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	$310	$ 299,913
Series A, AMT, 4.50%, 12/01/47	1,030	963,916
		2,479,956
Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,771,832
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	163,480
AMT, 5.00%, 12/31/43	500	500,542
		2,435,854
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	658,808
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	385	408,271
		1,067,079
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	302,777
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	425	427,308
Class B, AMT, (AGM), 5.00%, 03/01/55	425	426,096
Kansas City Industrial Development Authority, RB(d)
Series A-1, 5.00%, 06/01/46	130	126,877
Series A-1, 5.00%, 06/01/54	100	94,430
		1,377,488
Nebraska — 0.2%
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/54	275	286,657
New Hampshire — 8.6%
New Hampshire Business Finance Authority, RB
5.88%, 12/15/33(d)	520	523,785
5.25%, 12/01/35(d)	602	602,108
5.38%, 12/15/35(d)	783	783,497
Series A, 4.13%, 08/15/40	260	235,251
Series A, 4.25%, 08/15/46	290	249,196
Series A, 4.50%, 08/15/55	600	500,029
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,000	6,311,816
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 12/15/33(d)(e)	2,020	1,240,605
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	320	334,067
Series 2025, Subordinate, 5.15%, 09/28/37	610	617,029
Series 2, Sustainability Bonds, 4.25%, 07/20/41	329	327,826
		11,725,209
New Jersey — 5.4%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(i)	70	75,208
5.00%, 06/15/43	125	128,660
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	789,600
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.25%, 12/01/45	140	139,194
Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,175,883
Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	$645	$ 497,602
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/45	585	585,177
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,700	1,704,305
Sub-Series B, 5.00%, 06/01/46	2,315	2,253,972
		7,349,601
New York — 14.6%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	751,553
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	988,158
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,835,765
Series A-1, Subordinate, 4.00%, 08/01/48	555	520,474
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(d)	884	850,622
Series A, 5.00%, 06/01/42	1,505	1,292,663
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	844,363
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(d)	395	395,073
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	364,920
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	522,046
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	1,610	1,684,429
Series B, 5.00%, 03/15/54	740	774,210
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	273,011
AMT, 5.00%, 12/01/40	555	576,453
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	560	585,801
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,758,510
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,230	1,252,118
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	730	762,318
Ulster County Capital Resource Corp., RB, 09/15/59(d)(h)	200	197,743
Westchester County Local Development Corp., Refunding RB(d)
5.00%, 07/01/41	340	338,482
5.00%, 07/01/56	380	334,560
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	954,957
		19,858,229
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	465	492,825
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	536,750
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	500	419,020
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	1,400	132,293
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Refunding RB(d)
Series A, 5.38%, 01/01/39	$100	$ 101,542
Series A, 5.88%, 01/01/49	150	148,943
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	725,343
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(d)	705	655,597
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,219,338
		3,402,076
Oklahoma — 3.4%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(d)	2,160	2,163,777
Series B, 5.50%, 08/15/52	765	767,987
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(d)	155	144,051
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	924,825
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	540	605,584
		4,606,224
Oregon(e) — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, CAB
Series A, (GTD), 0.00%, 06/15/27(i)	65	38,031
Series A, (GTD), 0.00%, 06/15/38	560	318,064
		356,095
Pennsylvania — 6.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(d)	1,235	1,261,324
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	800	808,506
Doylestown Hospital Authority, Refunding RB(d)
5.00%, 07/01/31	100	106,295
5.38%, 07/01/39	155	170,085
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	140	134,674
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	95,036
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	466,140
6.88%, 09/01/47(d)	990	1,030,030
AMT, 5.75%, 06/30/48	335	349,272
AMT, 5.25%, 06/30/53	560	567,217
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(c)	240	242,004
Series C, 5.25%, 12/01/37(c)	415	418,719
AMT, 5.50%, 11/01/44	720	720,416
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	100	97,552
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,006,416
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	355	367,232
Series A, 4.00%, 07/01/49	805	749,363
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	220	234,576
		8,824,857
Security	Par (000)	Value
Puerto Rico — 5.7%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	$6,945	$ 328,119
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	784	869,373
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(c)(g)	5,503	3,260,439
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	113,346
Series A-2, AMT, 6.50%, 01/01/42	100	113,318
Series A-2, AMT, 6.75%, 01/01/45	100	112,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	69,804
Series A-1, Restructured, 4.75%, 07/01/53	593	560,683
Series A-1, Restructured, 5.00%, 07/01/58	924	897,426
Series A-2, Restructured, 4.78%, 07/01/58	1,038	976,131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	1,414	492,118
		7,793,725
South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(d)	225	200,965
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(d)	550	582,204
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,131,371
		1,914,540
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	290	242,215
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(d)(e)	430	183,236
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	618,745
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	750	813,277
		1,857,473
Texas — 11.1%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	610	572,210
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(d)(g)	335	7,223
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(d)	230	115,000
7.88%, 11/01/62(d)	195	117,000
Series A, 5.75%, 08/15/62	500	260,000
City of Buda Texas, SAB(d)
6.00%, 09/01/55	150	148,627
6.75%, 09/01/55	300	297,450
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	103,878
6.13%, 09/15/44	100	99,868
6.50%, 09/15/54	106	106,368
City of Crandall Texas, SAB(d)
5.25%, 09/15/45	50	49,597
5.50%, 09/15/55	100	100,013
City of Friendswood Texas, SAB, 7.00%, 09/15/54	301	303,204
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/38	200	217,146

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, ARB (continued)
Series B-1, AMT, 5.00%, 07/15/30	$240	$ 240,002
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	355,584
City of Oak Point Texas, SAB, 5.25%, 09/15/54(d)	140	134,632
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(d)	100	92,896
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(d)	100	100,383
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	466,886
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	774,552
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	210	194,585
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(i)	5,200	2,985,900
New Hope Cultural Education Facilities Finance Corp., RB, 01/01/60(h)	600	584,661
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	604,168
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	828,955
Port of Beaumont Navigation District, Refunding RB(d)
Series A, AMT, 3.63%, 01/01/35	215	200,186
Series A, AMT, 4.00%, 01/01/50	815	627,559
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	85	72,608
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	319,526
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(d)	570	533,374
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,419,460
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	800	832,192
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(e)	2,205	936,129
Texas Water Development Board, RB, 4.45%, 10/15/36	170	182,332
		14,984,154
Utah — 2.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	205	207,077
County of Utah, RB, Series B, 4.00%, 05/15/47	750	703,200
Downtown Revitalization Public Infrastructure District, RB, Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	175	188,368
Mida Mountain Village Public Infrastructure District, TA, Series 1, Subordinate, 5.13%, 06/15/54(d)	500	497,067
Ridges Estates Infrastructure Financing District, SAB, 12/01/53(d)(h)	594	614,388
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(d)	530	523,399
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(d)	225	183,930
Security	Par (000)	Value
Utah (continued)
Utah Infrastructure Agency, RB
5.50%, 10/15/44	$55	$ 57,075
5.50%, 10/15/48	50	51,260
		3,025,764
Virginia — 2.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	266,654
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(f)	640	564,683
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	227,782
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	175	189,411
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	455	416,629
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	920	770,965
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	240	264,039
Series B3, 5.38%, 09/01/29	155	156,189
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	519,959
		3,376,311
Washington — 1.1%
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	485	491,533
Series A, 5.50%, 09/01/55	200	212,402
Washington State Housing Finance Commission, RB(d)
Series A, 5.75%, 01/01/53	100	96,606
Series B2, 3.95%, 07/01/29	380	380,009
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	125	126,588
Series A, 5.00%, 07/01/48	115	114,307
		1,421,445
West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,785,435
Wisconsin — 8.8%
Public Finance Authority, RB
6.25%, 10/01/31(b)(d)(g)	290	29,000
5.00%, 06/15/41(d)	165	142,128
7.00%, 10/01/47(b)(d)(g)	290	29,000
5.75%, 12/01/54(d)	445	446,637
5.00%, 06/15/55(d)	440	339,479
5.00%, 01/01/56(d)	710	592,158
Class A, 5.00%, 06/15/56(d)	230	194,105
Class A, 6.45%, 04/01/60(d)	150	143,735
Series A, 7.75%, 07/01/43(d)	1,190	1,204,795
Series A, 4.75%, 06/15/56(d)	720	568,059
Series A, 7.50%, 07/01/59(d)	1,080	1,216,553
Series A, 7.25%, 01/01/61(d)	720	773,839
Series A-1, 4.50%, 01/01/35(d)	530	518,962
Series A-4, 5.50%, 11/15/32(d)	870	872,146
Series B, 0.00%, 01/01/35(d)(e)	890	524,893
Series B, 0.00%, 01/01/60(d)(e)	16,025	1,420,094
AMT, 5.75%, 12/31/65	660	683,592
AMT, 6.50%, 12/31/65	540	593,076
AMT, Sustainability Bonds, 4.00%, 09/30/51	475	394,064
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
AMT, Sustainability Bonds, 4.00%, 03/31/56	$455	$ 368,188
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(d)(e)	6,455	532,851
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(c)(d)	300	297,546
		11,884,900
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	461,926
Total Municipal Bonds — 150.1% (Cost: $207,065,469)		203,496,770
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 4.9%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(c)	6,194	6,603,639
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59	2,620	2,767,295
New York — 1.1%
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,545,200
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	1,601	1,727,506
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.3% (Cost: $12,334,000)		12,643,640
Total Long-Term Investments — 159.6% (Cost: $219,399,469)		216,412,447

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	353,798	$ 353,833
Total Short-Term Securities — 0.2% (Cost: $353,830)		353,833
Total Investments — 159.8% (Cost: $219,753,299)		216,766,280
Other Assets Less Liabilities — 1.2%		1,591,241
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%		(7,036,216)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.8)%		(75,710,645)
Net Assets Applicable to Common Shares — 100.0%		$ 135,610,660

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,119,565	$ —	$ (2,765,732)(a)	$ —	$ —	$ 353,833	353,798	$ 12,921	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 272,037	$ 272,037
Municipal Bonds	—	203,496,770	—	203,496,770
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,643,640	—	12,643,640
Short-Term Securities
Money Market Funds	353,833	—	—	353,833
	$353,833	$216,140,410	$272,037	$216,766,280
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,990,013)	$—	$(6,990,013)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(82,990,013)	$—	$(82,990,013)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
Portfolio Abbreviation (continued)
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments